March 31, 2003

       Oppenheimer
       Global Fund



                                   Semiannual
                                     Report
                                   ----------
                                   Management
                                  Commentaries



Fund Highlights
Performance Update
Investment Strategy Discussion
Financial Statements

"We remained committed to our theme-based global approach and contrarian growth investment style. By doing so, we have continued to uncover what we believe are good companies in good businesses at good prices the world over."

[LOGO]
4 Hand Logo

[LOGO]
4 Hand Logo
OPPENHEIMERFUNDS(R)
The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Global Fund seeks capital appreciation.

Fund Highlight
The Fund's Class A shares earned an overall 4-star (out of 5) Morningstar Rating,(TM) among world stock funds, for the combined periods ended March 31, 2003. 1

    CONTENTS

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Manager

 8  Financial
    Statements

30  Trustees and Officers




Cumulative Total Returns*
          For the 6-Month Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A    -5.30%      -10.75%
----------------------------------
Class B    -5.71       -10.42
----------------------------------
Class C    -5.68        -6.62
----------------------------------
Class N    -5.38        -6.33
----------------------------------
Class Y    -5.20


----------------------------------
Average Annual Total Returns*
          For the 1-Year Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A   -29.64%      -33.68%
----------------------------------
Class B   -30.21       -33.70
----------------------------------
Class C   -30.18       -30.88
----------------------------------
Class N   -29.75       -30.46
----------------------------------
Class Y   -29.51

1. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars and the next 22.5% receive 4 stars. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and 10-year (if applicable) Morningstar Rating metrics. Oppenheimer Global Fund was rated against the following numbers of U.S.-domiciled World Stock funds over the following time periods ended 3/31/03: 260 funds in the last three years, 203 funds in the last five years and 44 funds in the last 10 years. With respect to these World Stock funds, Oppenheimer Global Fund received a Morningstar Rating of 3 stars for the three-year period, 4 stars for five-year period, and 4 stars for the 10-year period, respectively. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles-- investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,
/S/ JOHN V. MURPHY

John V. Murphy
April 22, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


[PHOTO]

John V. Murphy
President
Oppenheimer
Global Fund

1  |  OPPENHEIMER GLOBAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q
How did Oppenheimer Global Fund perform during the six-month period that ended March 31, 2003?
A. In a period characterized by extreme uncertainty and heightened risk aversion, the Fund produced a negative return and also lagged its benchmark, the Morgan Stanley Capital International (MSCI) World Index. 2 Instead of focusing on the projected long-term earnings potential of individual companies, an increasingly shortsighted market provided little incentive other than to mirror the index. Unfortunately, this worked against us.
   However, by staying true to our principles, the Fund continued to compare favorably to its peers over more meaningful time periods. While short-term performance has been weak (fourth quartile for the one-year period), the Fund continues to provide its shareholders with quality long-term relative results. The Fund's Class A shares are ranked in the top 10% of its Lipper peer group of global funds for the five- and 10-year periods ended March 31, 2003. 3

What was behind the uncertainty in global markets?
First and foremost, war with Iraq. For much of the period, the uncertainty of the standoff weighed heavily on investor sentiment and appeared to stall an already lethargic global economic recovery. That being said, we are encouraged by steps being taken to resolve the crisis as it allows us to move forward and address what lies on the other side. At the same time, we are unquestionably cognizant of the very real uncertainties that persist due to the situation in Iraq.

[SIDEBAR]
Portfolio Manager
Bill Wilby



2. The Fund's performance is compared to the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S., which had a six-month return of 2.26% for the period ended 3/31/03.
3. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked #246/311, #9/166 and #3/33 for the one-, five- and 10-year periods ended 3/31/03. Lipper ranking are for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.

2  |  OPPENHEIMER GLOBAL FUND

   Meanwhile, European markets struggled as a stronger euro and a declining U.S. dollar negatively impacted corporate earnings. In the midst of weaker demand and rising unemployment, the European Central Bank was slow to ease interest rates, finally doing so in December 2002 and again in March 2003. Despite these cuts, it may have been a case of too little, too late. Elsewhere, Japan remained mired in its protracted malaise, as the Nikkei average tumbled to 20-year lows amid reports that North Korea had test-fired two ground-to-ship missiles into the Sea of Japan. South Korea, a beacon of strength throughout most of the period, also pulled back in light of this looming threat of nuclear rearmament.

How did you manage the Fund in this environment?
We remained committed to our theme-based global approach, which focuses on companies that are poised to capitalize on the far-reaching growth trends of mass affluence, new technologies, corporate restructuring and aging populations. In the absence of clear near-term guidance, we also maintained our "barbell strategy," which combines aggressive positions, such as technology and telecommunications stocks, with more defensive holdings, such as consumer products companies. Moreover, we continued to employ a "contrarian growth" investment style that looks closely at profit margins, revenue streams and management strength, as well as bad news that can temporarily depress a company's market value. By doing so, we have been able to uncover what we believe are good companies in good businesses at good prices the world over.
   Turning to the portfolio, after a strong run during the second half of 2002, we decided to trim our holdings in defensive European consumer stocks. Sensing that they were approaching the peak of their cycle, we reduced our exposure to companies such as U.K.-based household products giant Reckitt Benckiser plc on the basis that the rising euro might begin to limit their

[SIDEBAR]
"We remained committed to our theme-based global approach, which focuses on companies that are poised to capitalize on the far-reaching growth trends of mass affluence, new technologies, corporate restructuring and aging populations."



3  |  OPPENHEIMER GLOBAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

export opportunities. Another area we believe may have run its course is the video game software business. With the new product cycle most likely on hiatus for now, we scaled back some of our holdings within the sector. In contrast, we redirected assets back into the telecommunications group, most notably wireless companies QUALCOMM, Inc., U.K.-based Vodafone Group plc and Japan's KDDI Corp. Although the industry has encountered substantial near-term pressures, we see underlying currents of change and pent-up demand for new services. 4

Which holdings had a negative effect on Fund performance?
One of our worst performers for the period came from the tax and education publishing sector, where Netherlands-based Wolters Kluwer NV suffered from weak sales and growth projections. Furthermore, the short-term orientation of the current market worked against us during the period. It is important to remember that foreign investing poses additional risks such as currency fluctuations and higher expenses.

Going forward, what is your outlook for the Fund?
As patient investors we remain committed to our process and believe our focus on long-term returns will serve us well over time. While there are still uncertainties surrounding the war in Iraq, we remain cautiously optimistic. As the market continues to call for greater clarity, our one world, one stock market point of view continues to help make Oppenheimer Global Fund an important part of The Right Way to Invest.


Average Annual
Total Returns with
Sales Charge
For the Periods Ended 3/31/03 5
Class A
1-Year  5-Year 10-Year
--------------------------
-33.68% -0.15%  9.38%

Class B        Since
1-Year  5-Year Inception
--------------------------
-33.70% -0.02%  8.43%

Class C        Since
1-Year  5-Year Inception
--------------------------
-30.88% 0.26%   6.48%

Class N        Since
1-Year  5-Year Inception
--------------------------
-30.46% N/A   -17.90%

Class Y        Since
1-Year  5-Year Inception
--------------------------
-29.51% N/A     3.14%

4. The Fund's holdings and allocations are subject to change.
5. See Notes on page 6 for further details.

4  |  OPPENHEIMER GLOBAL FUND

Top Ten Common Stock Holdings 7
--------------------------------------------------------------------------------
Cadence Design Systems, Inc.                             3.1%
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                           3.0
--------------------------------------------------------------------------------
KDDI Corp.                                               2.4
--------------------------------------------------------------------------------
Bank One Corp.                                           2.2
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                    2.1
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                     2.1
--------------------------------------------------------------------------------
Vodafone Group plc                                       2.1
--------------------------------------------------------------------------------
Microsoft Corp.                                          1.9
--------------------------------------------------------------------------------
Wolters Kluwer NV                                        1.6
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB, B Shares             1.5

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Ten Largest Geographical Holdings 6
--------------------------------------------------------------------------------
United States                                           41.4%
--------------------------------------------------------------------------------
Great Britain                                           13.9
--------------------------------------------------------------------------------
Japan                                                    8.6
--------------------------------------------------------------------------------
France                                                   6.1
--------------------------------------------------------------------------------
Germany                                                  5.0
--------------------------------------------------------------------------------
The Netherlands                                          4.9
--------------------------------------------------------------------------------
India                                                    3.3
--------------------------------------------------------------------------------
Canada                                                   2.8
--------------------------------------------------------------------------------
Brazil                                                   2.2
--------------------------------------------------------------------------------
Mexico                                                   1.9


[PIE CHART]

Regional Allocation 6


o U.S./Canada 44.2%
o Europe 34.0
o Asia 16.6
o Latin America 5.2

6. Portfolio's holdings and allocations are subject to change. Percentages are as of March 31, 2003, and are based on total market of investments.
7. Portfolio's holdings and allocations are subject to change. Percentages are as of March 31, 2003, and are based on net assets.

5  |  OPPENHEIMER GLOBAL FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


6  |  OPPENHEIMER GLOBAL FUND

                                                    Financial Statements
                                                              Pages 8-29

7  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  March 31, 2003 / Unaudited
                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Common Stocks--99.1%
-----------------------------------------------------------------------
 Consumer Discretionary--16.3%
-----------------------------------------------------------------------
 Automobiles--2.3%
 Porsche AG,
 Preferred                                 312,388   $       87,401,065
-----------------------------------------------------------------------
 Volkswagen AG 1                         1,546,385           49,272,528
                                                     ------------------
                                                            136,673,593

-----------------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.9%
 International Game
 Technology 1                              636,800           52,153,920
-----------------------------------------------------------------------
 Household Durables--2.7%
 Koninklijke (Royal)
 Philips Electronics
 NV                                      1,317,200           20,683,159
-----------------------------------------------------------------------
 Nintendo Co. Ltd.                         343,987           27,848,501
-----------------------------------------------------------------------
 Sharp Corp.                             6,916,000           68,238,489
-----------------------------------------------------------------------
 Sony Corp.                              1,199,000           42,467,532
                                                     ------------------
                                                            159,237,681

-----------------------------------------------------------------------
 Media--8.2%
 Grupo Televisa SA,
 Sponsored GDR 1                         1,687,590           42,442,889
-----------------------------------------------------------------------
 JC Decaux SA 1                          2,030,482           19,276,259
-----------------------------------------------------------------------
 Pearson plc                             5,759,612           43,744,388
-----------------------------------------------------------------------
 Reed Elsevier plc 1                     8,232,599           58,818,117
-----------------------------------------------------------------------
 Singapore Press
 Holdings Ltd.                           7,282,785           73,440,542
-----------------------------------------------------------------------
 Sirius Satellite
 Radio, Inc. 1,2                         3,502,500            2,556,825
-----------------------------------------------------------------------
 Sirius Satellite
 Radio, Inc. 1,2,3                      99,350,110           65,273,022
-----------------------------------------------------------------------
 Television
 Broadcasts Ltd. 1                      19,376,486           59,375,727
-----------------------------------------------------------------------
 Wolters Kluwer
 NV 1                                    8,697,863           97,758,414
-----------------------------------------------------------------------
 Zee Telefilms Ltd.                     19,807,207           26,084,080
                                                     ------------------
                                                            488,770,263

 Specialty Retail--2.2%
 Circuit City Stores,
 Inc./Circuit City
 Group                                   8,550,415           44,462,158
-----------------------------------------------------------------------
 Gap, Inc. (The)                         2,813,100           40,761,819
-----------------------------------------------------------------------
 New Dixons Group
 plc                                    12,750,954           17,232,350


-----------------------------------------------------------------------
 Specialty Retail Continued
 RadioShack Corp.                        1,319,000   $       29,400,510
                                                     ------------------
                                                            131,856,837

-----------------------------------------------------------------------
 Consumer Staples--9.8%
-----------------------------------------------------------------------
 Beverages--2.8%
 Companhia de
 Bebidas das
 Americas, ADR                           2,294,900           38,095,340
-----------------------------------------------------------------------
 Diageo plc                              5,921,430           60,744,507
-----------------------------------------------------------------------
 Fomento Economico
 Mexicano SA de
 CV, UBD 1                              11,742,100           38,999,111
-----------------------------------------------------------------------
 Grupo Modelo SA
 de CV, Series C 1                      15,788,200           31,915,272
                                                     ------------------
                                                            169,754,230

-----------------------------------------------------------------------
 Food & Drug Retailing--0.8%
 Boots Group plc                         4,169,128           34,959,590
-----------------------------------------------------------------------
 Seven-Eleven
 Japan Co. Ltd.                            492,000           12,986,676
                                                     ------------------
                                                             47,946,266

-----------------------------------------------------------------------
 Food Products--1.3%
 Cadbury
 Schweppes plc 1                        14,562,021           77,108,487
-----------------------------------------------------------------------
 Household Products--3.1%
 Hindustan
 Lever Ltd. 1                           17,684,700           55,129,611
-----------------------------------------------------------------------
 Reckitt
 Benckiser plc                           7,758,126          127,166,086
                                                     ------------------
                                                            182,295,697

-----------------------------------------------------------------------
 Personal Products--1.8%
 Shiseido Co. Ltd.                       2,966,000           29,064,699
-----------------------------------------------------------------------
 Wella AG,
 Preference,
 Non-Vtg. 1                              1,106,662           78,348,412
                                                     ------------------
                                                            107,413,111

-----------------------------------------------------------------------
 Energy--6.4%
-----------------------------------------------------------------------
 Oil & Gas--6.4%
 BP plc, ADR                             1,972,456           76,117,077
-----------------------------------------------------------------------
 Burlington
 Resources, Inc.                           100,000            4,771,000
-----------------------------------------------------------------------
 ChevronTexaco
 Corp.                                     957,517           61,903,474

8  |  OPPENHEIMER GLOBAL FUND

                                                           Market Value
                                            Shares           See Note 1

-----------------------------------------------------------------------
 Oil & Gas Continued
 Encana Corp.                            1,450,656   $       47,091,216
-----------------------------------------------------------------------
 ENI SpA 1                               2,187,400           29,215,545
-----------------------------------------------------------------------
 Husky Energy, Inc.                      6,675,565           76,832,874
-----------------------------------------------------------------------
 Royal Dutch
 Petroleum Co.,
 NY Shares 1                             1,600,223           65,209,087
-----------------------------------------------------------------------
 TotalFinaElf SA,
 B Shares 1                                165,610           20,962,781
                                                     ------------------
                                                            382,103,054

-----------------------------------------------------------------------
 Financials--16.3%
-----------------------------------------------------------------------
 Banks--9.0%
 ABN Amro
 Holding NV 1                            5,806,068           84,896,791
-----------------------------------------------------------------------
 Australia & New
 Zealand Banking
 Group Ltd.                              6,247,629           67,693,679
-----------------------------------------------------------------------
 Bank One Corp.                          3,846,303          133,159,010
-----------------------------------------------------------------------
 Royal Bank of
 Scotland Group
 plc (The)                               3,748,762           84,438,100
-----------------------------------------------------------------------
 Societe Generale,
 Cl. A 1                                 1,642,139           84,792,807
-----------------------------------------------------------------------
 Wachovia Corp.                          2,449,738           83,462,574
                                                     ------------------
                                                            538,442,961

-----------------------------------------------------------------------
 Diversified Financials--4.6%
 American
 Express Co.                             2,179,900           72,438,077
-----------------------------------------------------------------------
 Citigroup, Inc.                           832,633           28,684,207
-----------------------------------------------------------------------
 Credit Saison
 Co. Ltd.                                2,696,000           46,494,518
-----------------------------------------------------------------------
 Fannie Mae                                975,340           63,738,469
-----------------------------------------------------------------------
 ICICI Bank Ltd.,
 Sponsored ADR 1                         6,931,250           43,666,875
-----------------------------------------------------------------------
 MBNA Corp.                              1,092,400           16,440,620
                                                     ------------------
                                                            271,462,766

-----------------------------------------------------------------------
 Insurance--2.7%
 ACE Ltd.                                2,016,571           58,379,731
-----------------------------------------------------------------------
 Berkshire Hathaway,
 Inc., Cl. B 1                              29,620           63,297,940
-----------------------------------------------------------------------
 Manulife Financial
 Corp.                                   1,529,239           36,542,881
                                                     ------------------
                                                            158,220,552

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Health Care--17.2%
-----------------------------------------------------------------------
 Biotechnology--4.1%
 Affymetrix, Inc. 1                      1,350,400   $       35,110,400
-----------------------------------------------------------------------
 Amgen, Inc. 1                           1,474,800           84,874,740
-----------------------------------------------------------------------
 Gilead
 Sciences, Inc. 1                        1,787,900           75,073,921
-----------------------------------------------------------------------
 IDEC
 Pharmaceuticals
 Corp. 1                                   773,400           26,619,655
-----------------------------------------------------------------------
 Oxford
 GlycoSciences plc 1                     1,410,276            4,241,743
-----------------------------------------------------------------------
 Qiagen NV 1,4                           3,416,458           19,758,607
                                                     ------------------
                                                            245,679,066

-----------------------------------------------------------------------
 Health Care Equipment & Supplies--2.1%
 Amersham plc                            3,695,160           24,005,502
-----------------------------------------------------------------------
 Applera Corp./
 Applied Biosystems
 Group                                   2,031,800           32,163,394
-----------------------------------------------------------------------
 Essilor
 International SA 1                        725,140           28,161,398
-----------------------------------------------------------------------
 Smith &
 Nephew plc                              5,491,360           33,591,283
-----------------------------------------------------------------------
 Swiss
 Medical SA 1,2,3                          960,000            4,495,392
                                                     ------------------
                                                            122,416,969

-----------------------------------------------------------------------
 Health Care Providers & Services--2.7%
 Fresenius AG,
 Preference 1,2                          1,732,127           77,928,699
-----------------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1                             431,100           13,088,196
-----------------------------------------------------------------------
 Quest Diagnostics,
 Inc. 1                                  1,118,700           66,775,203
                                                     ------------------
                                                            157,792,098

-----------------------------------------------------------------------
 Pharmaceuticals--8.3%
 Aventis SA 1                            1,116,714           49,022,602
-----------------------------------------------------------------------
 Eisai Co. Ltd.                          1,790,000           32,983,218
-----------------------------------------------------------------------
 Johnson &
 Johnson                                 1,436,955           83,156,586
-----------------------------------------------------------------------
 Novartis AG                             1,998,495           74,012,856
-----------------------------------------------------------------------
 Pfizer, Inc.                            2,136,590           66,576,144
-----------------------------------------------------------------------
 Sanofi-Synthelabo
 SA 1                                    2,467,626          124,159,176
-----------------------------------------------------------------------
 Shionogi &
 Co. Ltd.                                1,995,000           27,019,481




9  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Pharmaceuticals Continued
 Takeda Chemical
 Industries Ltd.                           991,000   $       37,022,516
                                                     ------------------
                                                            493,952,579

-----------------------------------------------------------------------
 Industrials--5.6%
-----------------------------------------------------------------------
 Aerospace & Defense--3.6%
 Bombardier, Inc.,
 Cl. B                                   6,423,500           13,537,408
-----------------------------------------------------------------------
 Empresa Brasileira
 de Aeronautica SA
 (Embraer), ADR                          3,814,300           44,207,737
-----------------------------------------------------------------------
 Lockheed Martin
 Corp.                                     904,200           42,994,710
-----------------------------------------------------------------------
 Northrop Grumman
 Corp.                                     515,300           44,212,740
-----------------------------------------------------------------------
 Raytheon Co.                            2,376,400           67,418,468
                                                     ------------------
                                                            212,371,063

-----------------------------------------------------------------------
 Commercial Services & Supplies--1.8%
 Amadeus Global
 Travel Distribution
 SA 1                                    3,436,822           15,788,595
-----------------------------------------------------------------------
 Rentokil Initial plc 1                 21,077,713           57,887,397
-----------------------------------------------------------------------
 Societe BIC SA 1                          998,687           32,311,599
                                                     ------------------
                                                            105,987,591

-----------------------------------------------------------------------
 Industrial Conglomerates--0.2%
 Tyco International
 Ltd.                                    1,199,200           15,421,712
-----------------------------------------------------------------------
 Information Technology--19.7%
-----------------------------------------------------------------------
 Communications Equipment--6.6%
 JDS Uniphase
 Corp. 1                                24,567,400           70,017,090
-----------------------------------------------------------------------
 QUALCOMM, Inc.                          4,998,200          180,235,092
 Scientific-Atlanta,
 Inc.                                    3,879,000           53,297,460
 Telefonaktiebolaget
 LM Ericsson AB,
 B Shares 1                            144,384,100           90,251,237
                                                     ------------------
                                                            393,800,879

-----------------------------------------------------------------------
 Computers & Peripherals--0.5%
 International Business
 Machines Corp.                            270,781           21,237,354
-----------------------------------------------------------------------
 Toshiba Corp.                           3,236,500            8,542,962
                                                     ------------------
                                                             29,780,316

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Electronic Equipment & Instruments--0.8%
 Keyence Corp.                             133,540   $       20,653,766
-----------------------------------------------------------------------
 Tandberg ASA 1,2                       10,538,350           26,575,690
                                                     ------------------
                                                             47,229,456

-----------------------------------------------------------------------
 IT Consulting & Services--1.2%
 Infosys Technologies
 Ltd.                                      803,772           68,425,622
-----------------------------------------------------------------------
 Semiconductor Equipment & Products--1.7%
 Broadcom Corp.,
 Cl. A 1                                 1,872,300           23,122,905
-----------------------------------------------------------------------
 National
 Semiconductor
 Corp. 1                                 4,430,100           75,488,904
                                                     ------------------
                                                             98,611,809

-----------------------------------------------------------------------
 Software--8.9%
 Amdocs Ltd. 1                           2,924,700           38,840,016
-----------------------------------------------------------------------
 Cadence Design
 Systems, Inc. 1,2                      18,175,538          181,755,380
-----------------------------------------------------------------------
 Electronic Arts,
 Inc. 1                                  1,012,389           59,366,491
-----------------------------------------------------------------------
 Microsoft Corp.                         4,775,400          115,612,434
-----------------------------------------------------------------------
 Sybase, Inc. 1                          3,692,355           47,815,997
-----------------------------------------------------------------------
 Symantec Corp. 1                          265,800           10,414,044
-----------------------------------------------------------------------
 Synopsys, Inc. 1                        1,573,213           66,955,945
-----------------------------------------------------------------------
 Trend Micro, Inc. 1                       640,000            8,986,339
                                                     ------------------
                                                            529,746,646

-----------------------------------------------------------------------
 Materials--1.1%
-----------------------------------------------------------------------
 Chemicals--1.1%
 International
 Flavors &
 Fragrances, Inc.                        2,127,025           66,129,207
-----------------------------------------------------------------------
 Telecommunication Services--6.0%
-----------------------------------------------------------------------
 Diversified Telecommunication Services--0.8%
 Tele Norte Leste
 Participacoes SA
 (Telemar),
 Preference                          5,521,720,560           45,848,819
-----------------------------------------------------------------------
 Wireless Telecommunication Services--5.2%
 KDDI Corp.                                 48,730          143,831,169
-----------------------------------------------------------------------
 SK Telecom Co. Ltd.                       180,150           21,972,139
-----------------------------------------------------------------------
 SK Telecom Co.
 Ltd., ADR                               1,497,000           20,389,140


10  |  OPPENHEIMER GLOBAL FUND

                                                           Market Value
                                            Shares           See Note 1
-----------------------------------------------------------------------
 Wireless Telecommunication Services Continued
 Vodafone
 Group plc                              68,421,764   $      122,210,474
                                                     ------------------
                                                            308,402,922

-----------------------------------------------------------------------
 Utilities--0.7%
-----------------------------------------------------------------------
 Gas Utilities--0.7%
 Hong Kong & China
 Gas Co. Ltd.                           32,776,700           40,343,398
                                                     ------------------
 Total Common Stocks
 (Cost $6,811,320,664)                                    5,885,379,570

                                        Principal          Market Value
                                           Amount            See Note 1
-----------------------------------------------------------------------
 Joint Repurchase Agreements--0.2%
 Undivided interest of 37.34% in joint
 repurchase agreement (Market Value
 $37,724,000) with Zions Bank/Capital
 Markets Group, 1.30%, dated 3/31/03,
 to be repurchased at $14,085,509
 on 4/1/03, collateralized by U.S.
 Treasury Nts., 7%, 7/15/06, with a
 value of $38,515,168
 (Cost $14,085,000)                $   14,085,000   $        14,085,000

-----------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $6,825,405,664)                       99.3%        5,899,464,570
-----------------------------------------------------------------------
 Other Assets
 Net of Liabilities                           0.7            42,376,810
                                   ------------------------------------
 Net Assets                                 100.0%  $     5,941,841,380
                                   ====================================






Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2003 amounts to $358,585,008. Transactions during the period in which the issuer was an affiliate are as follows:

                                         Shares                                      Shares
                                  September 30,          Gross         Gross      March 31,       Unrealized          Realized
                                           2002      Additions    Reductions           2003     Depreciation              Loss
------------------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Cadence Design Systems, Inc.         18,175,538             --            --     18,175,538     $173,103,673      $         --
Fresenius AG, Preference              1,732,127             --            --      1,732,127       92,026,326                --
Sirius Satellite Radio, Inc.          3,502,500             --            --      3,502,500       51,885,467                --
Sirius Satellite Radio, Inc.                 --     99,350,110            --     99,350,110       25,812,678                --
Swiss Medical SA                        960,000             --            --        960,000       25,894,608                --
Tandberg ASA                            884,100      9,654,250            --     10,538,350       62,141,761                --
XM Satellite Radio
Holdings, Inc.*                       4,606,300             --     4,606,300             --               --        41,072,112
                                                                                                ------------------------------
                                                                                                $430,864,513       $41,072,112
                                                                                                ==============================

*No longer an affiliate as of March 31, 2003.

3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.




11  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Distribution of investments representing geographical holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                   Market Value          Percent
---------------------------------------------------------------------
 United States                       $2,440,362,813            41.4%
 Great Britain                          822,265,101            13.9
 Japan                                  506,139,866             8.6
 France                                 358,686,622             6.1
 Germany                                292,950,704             5.0
 The Netherlands                        288,306,058             4.9
 India                                  193,306,188             3.3
 Canada                                 174,004,379             2.8
 Brazil                                 128,151,896             2.2
 Mexico                                 113,357,272             1.9
 Hong Kong                               99,719,125             1.7
 Sweden                                  90,251,237             1.5
 Switzerland                             74,012,856             1.3
 Singapore                               73,440,542             1.2
 Australia                               67,693,679             1.1
 Bermuda                                 58,379,731             1.0
 Korea, Republic of South                42,361,279             0.7
 Italy                                   29,215,545             0.5
 Norway                                  26,575,690             0.5
 Spain                                   15,788,595             0.3
 Argentina                                4,495,392             0.1
                                     --------------------------------
 Total                               $5,899,464,570           100.0%
                                     --------------------------------


 See accompanying Notes to Financial Statements.


12  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 March 31, 2003

--------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $6,035,956,143)                 $  5,540,879,562
 Affiliated companies (cost $789,449,521)                          358,585,008
                                                              ------------------
                                                                 5,899,464,570
--------------------------------------------------------------------------------
 Cash                                                                3,338,344
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                  45,907
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   73,746,972
 Interest and dividends                                             15,172,712
 Shares of beneficial interest sold                                 12,211,540
 Other                                                                  66,821
                                                              ------------------
 Total assets                                                    6,004,046,866

--------------------------------------------------------------------------------
 Liabilities

 Unrealized depreciation on foreign currency contracts              13,129,886
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                              30,895,629
 Shares of beneficial interest redeemed                             10,053,068
 Distribution and service plan fees                                  3,573,719
 Transfer and shareholder servicing agent fees                       1,646,790
 Shareholder reports                                                 1,178,487
 Trustees' compensation                                              1,117,040
 Other                                                                 610,867
                                                              ------------------
 Total liabilities                                                  62,205,486


--------------------------------------------------------------------------------
 Net Assets                                                     $5,941,841,380
                                                              ==================


--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                              $  7,900,864,746
--------------------------------------------------------------------------------
 Accumulated net investment loss                                   (14,970,730)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                  (1,005,384,480)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
 of assets and liabilities denominated in foreign currencies      (938,668,156)
                                                              ------------------
 Net Assets                                                     $5,941,841,380
                                                              ==================




13  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


--------------------------------------------------------------------------------
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,268,436,292 and 127,880,010 shares of beneficial
interest outstanding)                                                     $33.38
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                        $35.42
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $976,703,648 and 31,106,138
shares of beneficial interest outstanding)                                $31.40
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $442,105,207 and 13,859,049 shares of beneficial interest
outstanding)                                                              $31.90
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,441,384 and 2,089,210
shares of beneficial interest outstanding)                                $33.24
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering
price per share (based on net assets of $185,154,849 and
5,520,776 shares of beneficial interest outstanding)                      $33.54



 See accompanying Notes to Financial Statements.


14  |  OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended March 31, 2003

------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $3,851,211)   $  41,736,489
------------------------------------------------------------------------------
 Interest                                                         1,024,650
------------------------------------------------------------------------------
 Other income                                                       406,229
                                                              ----------------
 Total investment income                                         43,167,368

------------------------------------------------------------------------------
 Expenses

 Management fees                                                 21,696,807
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                          5,433,104
 Class B                                                          5,429,917
 Class C                                                          2,358,149
 Class N                                                            157,544
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                          6,404,714
 Class B                                                          1,989,922
 Class C                                                            728,815
 Class N                                                             48,177
 Class Y                                                            353,043
------------------------------------------------------------------------------
 Shareholder reports                                                960,193
------------------------------------------------------------------------------
 Custodian fees and expenses                                        811,451
------------------------------------------------------------------------------
 Other                                                              365,654
                                                              ----------------
 Total expenses                                                  46,737,490
 Less reduction to custodian expenses                               (20,371)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                     (126,301)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class Y                                      (73,246)
                                                              ----------------
 Net expenses                                                    46,517,572

------------------------------------------------------------------------------
 Net Investment Loss                                             (3,350,204)


------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
   Unaffiliated companies                                      (382,627,477)
   Affiliated companies                                         (41,072,112)
 Foreign currency transactions                                   47,411,337
                                                              ----------------
 Net realized loss                                             (376,288,252)

------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                    (81,546,254)
 Translation of assets and liabilities
 denominated in foreign currencies                              112,280,465
                                                              ----------------
 Net change                                                      30,734,211
                                                              ----------------
 Net realized and unrealized loss                              (345,554,041)


------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations         $(348,904,245)
                                                              ================



 See accompanying Notes to Financial Statements.



15  |  OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Six Months                        Year
                                                                                            Ended                       Ended
                                                                                   March 31, 2003               September 30,
                                                                                       (Unaudited)                       2002
--------------------------------------------------------------------------------------------------------------------------------
 Operations

 Net investment loss                                                               $   (3,350,204)             $     (906,990)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                   (376,288,252)               (448,125,052)
--------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                  30,734,211                (503,784,365)
                                                                                ------------------------------------------------
 Net decrease in net assets resulting from operations                                (348,904,245)               (952,816,407)

--------------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                              (44,991,786)                357,374,689
 Class B                                                                              (83,383,558)               (106,729,380)
 Class C                                                                                5,883,223                 126,876,337
 Class N                                                                               22,646,846                  56,432,365
 Class Y                                                                               32,512,637                  24,729,253

--------------------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease                                                                      (416,236,883)               (494,133,143)
--------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                6,358,078,263               6,852,211,406
                                                                                ------------------------------------------------
 End of period [including accumulated net investment loss of
 $14,970,730 and $11,620,526, respectively]                                        $5,941,841,380              $6,358,078,263
                                                                                ================================================



 See accompanying Notes to Financial Statements.


16  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS

                                                  Six Months                                                                 Year
                                                      Ended                                                                Ended
                                             March 31, 2003                                                             Sept. 30,
Class A                                          (Unaudited)           2002         2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period               $ 35.25         $ 40.04      $ 67.48       $ 49.50      $ 38.34      $ 49.32
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .02             .07          .20           .26          .17         1.08
 Net realized and unrealized gain (loss)              (1.89)          (4.86)      (15.68)        22.20        14.37        (5.49)
                                                 --------------------------------------------------------------------------------
 Total from investment operations                     (1.87)          (4.79)      (15.48)        22.46        14.54        (4.41)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    --              --           --          (.32)        (.39)        (.83)
 Dividends in excess of net
 investment income                                       --              --           --          (.04)          --           --
 Distributions from net realized gain                    --              --       (11.96)        (4.12)       (2.99)       (5.74)
                                                 --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         --              --       (11.96)        (4.48)       (3.38)       (6.57)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $33.38          $35.25       $40.04        $67.48       $49.50       $38.34
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   (5.30)%        (11.96)%     (27.10)%       47.13%       40.05%       (9.85)%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $4,268,436      $4,559,330   $4,876,120    $6,225,967   $3,780,168   $2,904,763
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $4,607,814      $5,552,582   $5,851,970    $5,555,437   $3,475,038   $3,381,204
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 0.09%           0.18%        0.42%         0.41%        0.37%        0.96%
 Expenses                                              1.26%           1.23%        1.12%         1.08%        1.16%        1.14% 3
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 22%             27%          36%           62%          68%          65%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


17  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued


                                                  Six Months                                                                 Year
                                                       Ended                                                                Ended
                                              March 31, 2003                                                            Sept. 30,
Class B                                           (Unaudited)           2002         2001          2000          1999        1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $ 33.30         $ 38.11      $ 65.26       $ 48.05       $ 37.32     $ 48.19
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.21)           (.32)        (.06)         (.19)        (.16)         .69
 Net realized and unrealized gain (loss)               (1.69)          (4.49)      (15.13)        21.52         13.99       (5.31)
                                                  --------------------------------------------------------------------------------
 Total from investment operations                      (1.90)          (4.81)      (15.19)        21.33         13.83       (4.62)
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --              --           --            --         (.11)        (.51)
 Dividends in excess of net
 investment income                                        --              --           --            --            --          --
 Distributions from net realized gain                     --              --       (11.96)        (4.12)       (2.99)       (5.74)
                                                  -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          --              --       (11.96)        (4.12)       (3.10)       (6.25)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $31.40          $33.30       $38.11        $65.26        $48.05      $37.32
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    (5.71)%        (12.62)%     (27.68)%       46.01%        38.99%     (10.56)%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $  976,704      $1,119,360   $1,386,315    $1,948,901    $1,250,245    $897,473
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $1,088,182      $1,456,440   $1,731,624    $1,779,871    $1,121,639    $965,647
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                          (0.75)%         (0.60)%      (0.35)%       (0.38)%       (0.40)%      0.20%
 Expenses                                               2.11%           2.00%        1.89%         1.85%         1.94%       1.91% 3
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of
 transfer agent fees                                    2.09%           2.00%        1.89%         1.85%         1.94%       1.91%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  22%             27%          36%           62%           68%         65%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


18  |  OPPENHEIMER GLOBAL FUND


                                              Six Months                                                                     Year
                                                   Ended                                                                    Ended
                                          March 31, 2003                                                                Sept. 30,
 Class C                                     (Unaudited)            2002            2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period             $33.82          $38.71          $66.09        $48.63        $37.79       $48.77
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.11)           (.12)            .07           .06          (.08)         .75
 Net realized and unrealized gain (loss)           (1.81)          (4.77)         (15.49)        21.54         14.07        (5.42)
                                                ---------------------------------------------------------------------------------
 Total from investment operations                  (1.92)          (4.89)         (15.42)        21.60         13.99        (4.67)
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                 --              --              --          (.02)         (.16)        (.57)
 Dividends in excess of net
 investment income                                    --              --              --            -- 1          --           --
 Distributions from net realized gain                 --              --          (11.96)        (4.12)        (2.99)       (5.74)
                                                ---------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      --              --          (11.96)        (4.14)        (3.15)       (6.31)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $31.90          $33.82          $38.71        $66.09        $48.63       $37.79
                                                =================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                (5.68)%        (12.63)%        (27.67)%       46.01%        38.97%      (10.53)%


---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $442,105        $463,949        $418,525      $404,312      $152,620      $90,707
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $472,805        $521,168        $448,751      $287,843      $125,334      $79,398
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                      (0.70)%         (0.56)%         (0.33)%       (0.29)%       (0.38)%       0.23%
 Expenses                                           2.05%           1.99%           1.89%         1.85%         1.94%        1.91% 4
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              22%             27%             36%           62%           68%          65%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized the last business day of the fiscal for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


19  |  OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued

                                                             Six Months                                Year
                                                                  Ended                               Ended
                                                         March 31, 2003                           Sept. 30,
Class  N                                                     (Unaudited)              2002           2001 1
-------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                           $ 35.13            $ 39.98          $ 50.13
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                      (.01)               .07              .01
 Net realized and unrealized loss                                 (1.88)             (4.92)          (10.16)
                                                                ---------------------------------------------
 Total from investment operations                                 (1.89)             (4.85)          (10.15)
 -------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --                 --               --
 Dividends in excess of net investment income                        --                 --               --
 Distributions from net realized gain                                --                 --               --
                                                                ---------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                     --                 --               --
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $33.24             $35.13           $39.98
                                                                =============================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                               (5.38)%           (12.13)%         (20.25)%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                       $69,441            $51,077           $5,971
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $63,291            $33,737           $1,717
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                               -- 4             0.14%            0.13%
 Expenses                                                          1.39%              1.45%            1.41%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             22%                27%              36%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Less than $0.005 per share.

See accompanying Notes to Financial Statements.


20  |  OPPENHEIMER GLOBAL FUND


                                                Six Months                                                     Year
                                                     Ended                                                    Ended
                                            March 31, 2003                                                Sept. 30,
 Class Y                                       (Unaudited)         2002           2001         2000          1999 1
-------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period              $ 35.38      $ 40.11        $ 67.53      $ 49.54         $ 42.38
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.01)         .12            .22          .64             .63
 Net realized and unrealized gain (loss)             (1.83)       (4.85)        (15.68)       22.03           10.00
                                                -------------------------------------------------------------------
 Total from investment operations                    (1.84)       (4.73)        (15.46)       22.67           10.63
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --           --             --         (.50)           (.48)
 Dividends in excess of net investment income           --           --             --         (.06)             --
 Distributions from net realized gain                   --           --         (11.96)       (4.12)          (2.99)
                                                -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --           --         (11.96)       (4.68)          (3.47)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $33.54       $35.38         $40.11       $67.53          $49.54
                                                ===================================================================

-------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                  (5.20)%     (11.79)%       (27.04)%      47.63%          27.11%

-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $185,155     $164,363       $165,281     $203,252         $36,593
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $184,609     $191,788       $194,016     $136,515         $16,838
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                0.33%        0.37%          0.54%        0.90%           1.07%
 Expenses                                             1.12%        1.15%          1.06%        0.82%           0.78%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees       1.04%        1.05%          1.00%        0.82%           0.78%
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                22%          27%            36%          62%             68%



1. For the period from November 17, 1998 (inception of offering) to September 30, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


21  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.



22  |  OPPENHEIMER GLOBAL FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of March 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,000,285,514. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period, the Fund used $0 of carryforward to offset capital gains realized.

 As of September 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              --------------------------------
                              2004                $    353,985
                              2010                 156,747,145
                                                  ------------
                              Total               $157,101,130 1
                                                  ============
1. Includes $353,985 from capital loss carryforward acquired in the June 19, 1997 merger with Oppenheimer Global Emerging Growth Fund which is no longer subject to limitation under IRS sections 382 or 384.


23  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2003, the Fund's projected benefit obligations were decreased by $156,019 and payments of $36,620 were made to retired trustees, resulting in an accumulated liability of $1,035,012 as of March 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended March 31, 2003 and the year ended September 30, 2002.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



24  |  OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      Six Months Ended March 31, 2003                      Year Ended September 30, 2002
                                     Shares                    Amount                 Shares                      Amount
------------------------------------------------------------------------------------------------------------------------------
 Class A
 Sold                            17,357,884             $ 622,987,237             35,174,289             $ 1,541,931,335
 Redeemed                       (18,812,589)             (667,979,023)           (27,633,673)             (1,184,556,646)
                                ----------------------------------------------------------------------------------------------
 Net increase (decrease)         (1,454,705)            $ (44,991,786)             7,540,616             $   357,374,689
                                ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                             2,646,574             $  89,292,257              7,994,046             $   333,395,941
 Redeemed                        (5,156,045)             (172,675,815)           (10,753,879)               (440,125,321)
                                ----------------------------------------------------------------------------------------------
 Net decrease                    (2,509,471)            $ (83,383,558)            (2,759,833)            $  (106,729,380)
                                ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                             1,905,328             $  65,382,700              5,659,350             $   239,411,312
 Redeemed                        (1,762,791)              (59,499,477)            (2,755,399)               (112,534,975)
                                ----------------------------------------------------------------------------------------------
 Net increase                       142,537             $   5,883,223              2,903,951             $   126,876,337
                                ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                               926,186             $  32,864,431              1,554,356             $    66,740,283
 Redeemed                          (291,071)              (10,217,585)              (249,598)                (10,307,918)
                                ----------------------------------------------------------------------------------------------
 Net increase                       635,115             $  22,646,846              1,304,758             $    56,432,365
                                ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                             2,497,690             $  90,180,573              2,457,976             $   109,088,807
 Redeemed                        (1,622,207)              (57,667,936)            (1,933,304)                (84,359,554)
                                ----------------------------------------------------------------------------------------------
 Net increase                       875,483             $  32,512,637                524,672             $    24,729,253
                                ==============================================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2003, were $1,415,979,459 and $1,368,866,766, respectively.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $4 billion and 0.61% of average annual net assets in excess of $10 billion.



25  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate           Class A          Concessions        Concessions       Concessions          Concessions
                     Front-End         Front-End           on Class A         on Class B        on Class C           on Class N
                 Sales Charges     Sales Charges               Shares             Shares            Shares               Shares
 Six Months         on Class A       Retained by          Advanced by        Advanced by       Advanced by          Advanced by
 Ended                  Shares       Distributor        Distributor 1      Distributor 1     Distributor 1        Distributor 1
---------------------------------------------------------------------------------------------------------------------------------
 March 31, 2003     $2,580,298          $493,113             $599,621         $2,736,192          $533,635             $262,874

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A                      Class B                         Class C                   Class N
                            Contingent                   Contingent                      Contingent                Contingent
                              Deferred                     Deferred                        Deferred                  Deferred
                         Sales Charges                Sales Charges                   Sales Charges             Sales Charges
 Six Months                Retained by                  Retained by                     Retained by               Retained by
 Ended                     Distributor                  Distributor                     Distributor               Distributor
----------------------------------------------------------------------------------------------------------------------------------
 March 31, 2003                $34,437                   $1,670,058                         $61,294                  $140,428


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended March 31, 2003, payments under the Class A Plan totaled $5,433,104, all of which were paid by the Distributor to recipients, and included $232,084 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.




26  |  OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended March 31, 2003, were as follows:

                                                                                                                Distributor's
                                                                                 Distributor's                      Aggregate
                                                                                     Aggregate                   Unreimbursed
                                                                                  Unreimbursed                  Expenses as %
                        Total Payments              Amount Retained                   Expenses                  of Net Assets
                            Under Plan               by Distributor                 Under Plan                       of Class
------------------------------------------------------------------------------------------------------------------------------------
 Class B Plan               $5,429,917                   $4,267,245                $25,212,563                         2.58%
 Class C Plan                2,358,149                      760,153                  8,304,349                         1.88
 Class N Plan                  157,544                      142,512                  1,185,426                         1.71


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                        Contract        Valuation
                        Expiration        Amount             as of     Unrealized       Unrealized
 Contract Description        Dates        (000s)    March 31, 2003   Appreciation     Depreciation
--------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Japanese Yen [JPY]         4/1/03       468,526JPY  $   3,951,140        $45,907     $         --

 Contracts to Sell
 Japanese Yen [JPY]  5/1/03-5/2/03    43,012,001JPY    363,129,886             --       13,129,886
                                                                          ------------------------
 Total Unrealized
 Appreciation and
 Depreciation                                                             $45,907     $ 13,129,886
                                                                          ========================



27  |  OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of March 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2003 was $69,768,414, which represents 1.17% of the Fund's net assets, of which $4,495,392 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                    Valuation
                                                                                                        as of          Unrealized
 Security                              Acquisition Dates             Cost Per Unit             March 31, 2003        Depreciation
------------------------------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Swiss Medical SA                  5/16/94 - 7/10/02                   $30,390,000                 $4,495,392         $25,894,608


--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund has the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through November 12, 2002.
--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable

28  |  OPPENHEIMER GLOBAL FUND
 regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2003.


29  |  OPPENHEIMER GLOBAL FUND

OPPENHEIMER GLOBAL FUND



--------------------------------------------------------------------------------
 Trustees and Officers              Clayton K. Yeutter, Chairman and Trustee
                                    Donald W. Spiro, Vice Chairman and Trustee
                                    John V. Murphy, President and Trustee
                                    Robert G. Galli, Trustee
                                    Phillip A. Griffiths, Trustee
                                    Benjamin Lipstein, Trustee
                                    Joel W. Motley, Trustee
                                    Elizabeth B. Moynihan, Trustee
                                    Kenneth A. Randall, Trustee
                                    Edward V. Regan, Trustee
                                    Russell S. Reynolds, Jr., Trustee
                                    William L. Wilby, Vice President
                                    Robert G. Zack, Secretary
                                    Brian W. Wixted, Treasurer


--------------------------------------------------------------------------------
 Investment Advisor                 OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
 Distributor                        OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
 Transfer and Shareholder           OppenheimerFunds Services
 Servicing Agent
--------------------------------------------------------------------------------
 Independent Auditors               KPMG LLP
--------------------------------------------------------------------------------
 Legal Counsel                      Mayer Brown Rowe & Maw

                                    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


(C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

30  |  OPPENHEIMER GLOBAL FUND

OPPENHEIMERFUNDS FAMILY

------------------------------------------------------------------------------------------------------------
 Global Equity        Developing Markets Fund                          Global Fund
                      International Small Company Fund                 Quest Global Value Fund, Inc.
                      International Growth Fund                        Global Opportunities Fund 1
------------------------------------------------------------------------------------------------------------
 Equity               Stock                                            Stock & Bond
                      Emerging Technologies Fund                       Quest Opportunity Value Fund
                      Emerging Growth Fund                             Total Return Fund, Inc.
                      Enterprise Fund                                  Quest Balanced Value Fund
                      Discovery Fund                                   Capital Income Fund
                      Main Street Small Cap Fund(R)                    Multiple Strategies Fund
                      Small Cap Value Fund                             Disciplined Allocation Fund
                      MidCap Fund                                      Convertible Securities Fund
                      Main Street Opportunity Fund(R)                  Specialty
                      Growth Fund                                      Real Asset Fund(R)
                      Capital Appreciation Fund                        Gold & Special Minerals Fund
                      Main Street Fund(R) 2                            Tremont Market Neutral Fund, LLC 3
                      Value Fund                                       Tremont Opportunity Fund, LLC 3
                      Quest Capital Value Fund, Inc.
                      Quest Value Fund, Inc.
                      Trinity Large Cap Growth Fund
                      Trinity Core Fund
                      Trinity Value Fund
------------------------------------------------------------------------------------------------------------
 Income               Taxable                                          Rochester Division
                      International Bond Fund                          California Municipal Fund 5
                      High Yield Fund                                  New Jersey Municipal Fund 5
                      Champion Income Fund                             AMT-Free New York Municipals 5,6
                      Strategic Income Fund                            Municipal Bond Fund
                      Bond Fund                                        Limited Term Municipal Fund
                      Total Return Bond Fund                           Rochester National Municipals
                      Senior Floating Rate Fund                        Rochester Fund Municipals
                      U.S. Government Trust                            Limited Term New York Municipal Fund
                      Limited-Term Government Fund                     Pennsylvania Municipal Fund 5
                      Capital Preservation Fund 4
------------------------------------------------------------------------------------------------------------
 Select Managers      Stock                                            Stock & Bond
                      Mercury Advisors Focus Growth Fund               QM Active Balanced Fund 4
                      Gartmore Millennium Growth Fund II
                      Jennison Growth Fund
                      Salomon Brothers All Cap Fund
                      Mercury Advisors S&P 500(R) Index Fund 4
------------------------------------------------------------------------------------------------------------
 Money Market 7       Money Market Fund, Inc.                          Cash Reserves

1. The Fund's name changed from Oppenheimer Global Growth & Income Fund on
6/1/03.
2. The Fund's name changed from Oppenheimer Main Street Growth & Income
Fund(R) on 4/30/03.
3. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
4. Available only through qualified retirement plans.
5. Available to investors only in certain states.
6. The Fund's name changed from Oppenheimer New York Municipal Fund on 1/22/03.
7. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

31  |  OPPENHEIMER GLOBAL FUND

1.800.CALL OPP PHONELINK

Call 1.800.CALL OPP (1.800.225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.

With PhoneLink you can:

   o Obtain account balances, share price (NAV) and dividends paid

   o Verify your most recent transactions

   o Buy, redeem or exchange mutual fund shares

   o Create custom lists of your accounts, funds or market indices

   o Order duplicate statements or Form 1099 DIV

   o Obtain market data (closing market information for Dow Jones Industrial Average, Nasdaq Composite and S&P 500 Index)

   o Speak to a Customer Service Representative 1 by saying "Agent" when prompted

   o And more!


Quick list of PhoneLink commands

Say                                               To:

[Account # or Social Security # + PIN]            Get dollar and share balances, NAVs, transaction history or request transactions

[Fund name, share class]                          Get current price/dividend information

Balance                                           Hear your balance/list of accounts

History                                           Hear your most recent transactions

Purchase or buy                                   Buy shares

Exchange                                          Exchange shares

Liquidation or redemption                         Sell shares

Dow Jones or Market Indices                       Hear closing market information
                                                  (Dow Jones Industrial Average, Nasdaq Composite and S&P 500)

Custom list                                       Create, play or edit custom list of your accounts, funds or market indices


1. You may speak to a Customer Service Representative during normal business hours.

32  |  OPPENHEIMER GLOBAL FUND

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--------------------------------------------------------------------------------
Ticker Symbols
Class A: OPPAX  Class B: OGLBX  Class C: OGLCX  Class N: OGLNX  Class Y: OGLYX


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                               OppenheimerFunds(R)
                                Distributor, Inc.

RS0330.001.0303  May 30, 2003